SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Year- end spot rate	$ 6.3640	$ 6.5250	$ 6.9680
Average Rate	$ 6.4441	$ 6.8878	$ 6.9088